ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Results of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ORGANIZATION AND BASIS OF PRESENTATION
Total revenues	$ 50,015	$ 80,481	$ 158,333
Net loss	(179,721)	(75,562)	(19,584)
PRC Domestic Entities
ORGANIZATION AND BASIS OF PRESENTATION
Total revenues	33,401	53,211	105,227
Net loss	$ (119,022)	$ (28,504)	$ (1,853)